Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Deferred Income Tax Liabilities, Net	$ (23,632,627)	$ (29,302,964)	$ (26,172,607)
Deferred Income Tax Income (expense)	9,536,645	(3,130,357)	(913,249)
Trade Receivables
Statement [Line Items]
Deferred Income Tax Liabilities, Net	8,040	13,768
Deferred Income Tax Income (expense)	(5,728)	4,245	(4,843)
Other Financial Assets
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(101,948)	(66,941)
Deferred Income Tax Income (expense)	(35,008)	(65,789)	1,101,292
Employee Benefit Liability
Statement [Line Items]
Deferred Income Tax Liabilities, Net	351,643	433,275
Deferred Income Tax Income (expense)	(81,633)	109,834	3,126
Provisions and Other
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(850,124)	(946,631)
Deferred Income Tax Income (expense)	96,507	(85,067)	(1,043,977)
Investments in Associates
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(4,129,072)	(4,056,739)
Deferred Income Tax Income (expense)	(72,333)	(876,967)	(114,357)
Tax Loss Carry-forward
Statement [Line Items]
Deferred Income Tax Liabilities, Net	157,711	419,022
Deferred Income Tax Income (expense)	(261,311)	(6,643,049)	441,986
Deferred Income
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(5,382,269)	(7,283,559)
Deferred Income Tax Income (expense)	1,901,290	460,824	685,750
Tax Inflation Adjustment - Asset
Statement [Line Items]
Deferred Income Tax Liabilities, Net	121,338	350,503
Deferred Income Tax Income (expense)	(229,165)	(199,211)	(1,248,143)
Tax Inflation Adjustment - Liability
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(1,627,018)	(4,367,984)
Deferred Income Tax Income (expense)	2,740,965	2,138,158	(3,222,568)
Property, Plant and Equipment - Material & Spare Parts - Intangible Assets
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(12,180,928)	(13,797,678)
Deferred Income Tax Income (expense)	$ 5,483,061	$ 2,026,665	$ 2,488,485